Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Nature of Business and Significant Accounting Policies
Schedule of the computation of the common shares outstanding used in determining basic and diluted EPS

        The following table sets forth the computation of the common shares outstanding used in determining basic and diluted EPS (amounts in thousands):

	Years Ended December 31
	2014	2013	2012
Numerator for earnings (loss) per common share calculation:
Net income (loss)	$10,557	$(4,297)	$11,030

Denominator for earnings (loss) per common share calculation:
Weighted-average common shares, basic	42,321	31,143	1
Effect of dilutive securities
Stock options, resticted stock and warrants	301	—	—

Weighted-average common shares, diluted	42,622	31,143	1

EPS
Basic	$0.25	$(0.14)	$11,030
Diluted	$0.25	$(0.14)	$11,030

Schedule of barter revenue and expense included in the consolidated statements of operations

        Barter revenue and expense included in the consolidated statements of operations are as follows (amounts in thousands):

	2014	2013	2012
Barter revenue	$1,311	$1,448	$1,363
Barter expense	(1,075)	(1,360)	(996)

	$236	$88	$367

Schedule of changes in the allowance for doubtful accounts

Changes in the allowance for doubtful accounts for the years ended December 31, 2014, 2013 and 2012 consisted of the following (amounts in thousands):

Year	Description	Beginning of Year	Additions	Write-offs	Recoveries	End of Year
2014	Allowance for doubtful accounts	$137	$342	$45	$5	$439
2013	Allowance for doubtful accounts	180	5	51	3	137
2012	Allowance for doubtful accounts	167	(10)	17	40	180

Schedule of changes in the allowance for doubtful accounts, related party

Changes in the allowance for doubtful accounts for the years ended December 31, 2014, 2013 and 2012 consisted of the following (amounts in thousands):

Year	Description	Beginning of Year	Additions	Write-offs	Recoveries	End of Year
2014	Allowance for doubtful accounts	$514	$120	$—	$—	$634
2013	Allowance for doubtful accounts	—	514	—	—	514
2012	Allowance for doubtful accounts	—	—	—	—	—